United States
Securities and Exchange Commission
Washington, DC  20549

Form 13F

Form 13F Cover Page

Report for the Calendar Year or Quarter Ended:  March 31, 2002

Check here if Amendment [   ]; Amendment Number:
This Amendment (Check only one.):	[    ] is a restatement.
					[    ] adds new holdings entries.

Institutional Investment Manager Filing this Report:
Name:		Stuyvesant Capital Management Corp.
Address:	181 Harbor Drive
		Stamford CT  06902-7474

13F File Number:	   028-04767

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person signing this Report on Behalf of Reporting Manager:

Name:		Donald von Wedel
Title:		President
Phone:		203 964-9902
Signature, Place, and Date of Signing:

	Donald von Wedel	Stamford, CT	May 13, 2002

Report Type (Check only one.):

[ X ] 13F Holdings report.

[   ] 13F Notice

[   ] 13F Combination report.

List of other managers reporting for this manager:


I am signing this report as required by the securities exchange act of 1934.



Form 13F Summary Page

Report Summary:	March 31, 2002

Number of Other included Managers:	0

Form 13F Information Table Entry Total:	56

Form 13F Information Table Value Total:	$69,571
List of other included managers:
None

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
7-Eleven Inc. Com New          COM              817826209     1129   101300 SH       SOLE                   101300
American Barrick Gold Corp.    COM              067901108     1060    57095 SH       SOLE                    57095
American International         COM              026874107     3582    49654 SH       SOLE                    49654
Amex Industrial Select (SPDR)  COM              81369y704     1685    61850 SH       SOLE                    61850
BP Amoco PLC                   COM              055622104      340     6400 SH       SOLE                     6400
Bell South                     COM              079860102      207     5604 SH       SOLE                     5604
Bristol Meyers Squibb          COM              110122108      333     8228 SH       SOLE                     8228
Burlington Industries, Inc.    COM              121693105        1    23000 SH       SOLE                    23000
Carlisle Companies, Inc.       COM              142339100     1277    29200 SH       SOLE                    29200
ChevronTexaco Corp             COM              166764100     1549    17160 SH       SOLE                    17160
Clayton Homes Inc.             COM              184190106     1853   110650 SH       SOLE                   110650
Community Banks Inc, Millersbu COM              203628102      212     7663 SH       SOLE                     7663
Delphi Corporation             COM              247126105     2846   177997 SH       SOLE                   177997
Delta Air Lines, Inc.          COM              247361108     1995    60975 SH       SOLE                    60975
Devon Energy Inc.              COM              25179M103      583    12075 SH       SOLE                    12075
Diamond Offshore Drilling, Inc COM              25271C102     1021    32650 SH       SOLE                    32650
Exxon Mobil Corp.              COM              30231G102     2840    64806 SH       SOLE                    64806
FleetBostonFinancial Corp      COM              339030108     1503    42950 SH       SOLE                    42950
General Electric               COM              369604103      944    25200 SH       SOLE                    25200
General Motors                 COM              370442105     2798    46287 SH       SOLE                    46287
General Motors Cl. H           COM              370442832      572    34755 SH       SOLE                    34755
Household International        COM              441815107     1407    24775 SH       SOLE                    24775
INCO Ltd.                      COM              453258402     1808    92400 SH       SOLE                    92400
ITT Industries                 COM              450911102      569     9025 SH       SOLE                     9025
Int'l Bus Machines             COM              459200101      628     6036 SH       SOLE                     6036
Kemet Corporation              COM              488360108     2540   131150 SH       SOLE                   131150
Marathon Oil Corp.             COM              565849106     1299    45100 SH       SOLE                    45100
Maxtor Corp.                   COM              577729205       83    11932 SH       SOLE                    11932
Mellon Financial Corp          COM              58551A108     1381    35790 SH       SOLE                    35790
Merck & Company                COM              589331107     1229    21340 SH       SOLE                    21340
Navistar International         COM              63934E108     4439   100200 SH       SOLE                   100200
Nisource Inc.                  COM              65473P105     1065    46400 SH       SOLE                    46400
Norfolk Southern               COM              655844108      282    11799 SH       SOLE                    11799
North Fork Bancorp NY          COM              659424105      235     6600 SH       SOLE                     6600
Nova Chemicals Corp. Com with  COM              66977W109      720    28800 SH       SOLE                    28800
PPL Corp.                      COM              69351t106      500    12625 SH       SOLE                    12625
Park Place Entertainment Corp. COM              700690100     1246   118100 SH       SOLE                   118100
PepsiCo                        COM              713448108      288     5592 SH       SOLE                     5592
Philip Morris Inc.             COM              718154107      738    14009 SH       SOLE                    14009
Phillips Petroleum             COM              718507106     1400    22300 SH       SOLE                    22300
Quantum-Storage Systems        COM              747906204      115    14450 SH       SOLE                    14450
Rowan Cos Inc.                 COM              779382100     2076    90100 SH       SOLE                    90100
Southwestern Energy Company    COM              845467109      704    56000 SH       SOLE                    56000
The Timken Company             COM              887389104     1419    61470 SH       SOLE                    61470
TransCanada Pipelines LTD      COM              893526103      190    14000 SH       SOLE                    14000
Trinity Industries             COM              896522109     1031    42400 SH       SOLE                    42400
Tyco Int'l  LTD New            COM              902124106      795    24600 SH       SOLE                    24600
Union Pacific                  COM              907818108      249     4000 SH       SOLE                     4000
Unisys Corp.                   COM              909214108     1801   142600 SH       SOLE                   142600
United States Steel Corp New   COM              912909108      571    31450 SH       SOLE                    31450
Unumprovident Corp             COM              91529Y106     3508   125600 SH       SOLE                   125600
Verizon Communication          COM              92343v104     1385    30043 SH       SOLE                    30043
Washington Mutual Inc.         COM              939322103     3119    94131 SH       SOLE                    94131
Wyeth                          COM              983024100      788    12000 SH       SOLE                    12000
York International             COM              986670107      583    16250 SH       SOLE                    16250
I Shares MSCI Taiwan Index Fun COM              464286731     1050    87700 SH       SOLE                    87700